Pension And Other Postretirement Employee Benefits (OPEB) Plans (Narrative) (Details) $ in Millions		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets		$ 1,934,000		$ 2,023		$ 1,934,000		$ 1,958	$ 2,023
Earning period								3 years
Rolling period								4 years
Percentage of gains and losses								25.00%
Number of managed investment pools | item								2
Second pool representation of total investments, percentage								32.00%
Discount rate				4.39%	4.98%
Cash contributions								$ 79	86	$ 20
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of corporate bonds | item								1,150
Discount rate						4.28%
Expected return on plan assets						5.53%
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets				$ 1,166				$ 1,182	1,166
EFH Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability								$ 90
Number of corporate bonds | item								434
Discount rate						4.57%
Expected return on plan assets						5.64%
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss								$ 41
Amortization of prior service costs								1
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss		$ (10)	$ (16)			$ (30)	$ (48)	$ (63)	$ (39)	$ (69)
Discount rate	[1]							3.96%	4.74%	4.10%
Expected return on plan assets								5.26%	6.47%	6.14%
Expected funding, 2016						1		$ 4
Participant contributions
Cash contributions						3		54	68	$ 9
Additional cash contributions						1		4
Additional cash contributions, next five years						$ 479		441
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net loss								35
Amortization of prior service costs								20
Discount rate						4.60%
Expected return on plan assets						6.30%
Expected funding, 2016						$ 16		30
Cash contributions						22
Additional cash contributions						16		30
Additional cash contributions, next five years						$ 160		$ 152
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer								100.00%
Percentage of employee's contribution matched 100% by employer								6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer								75.00%
Percentage of employee's contribution matched 100% by employer								6.00%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Participant contributions								$ 14	$ 13	$ 13

[1]	As a result of the transfer of OPEB plan assets and liabilities from the EFH OPEB Plan to the Oncor OPEB Plan discussed above, the discount rate reflected in OPEB costs for January through June 2014 was 4.98% and for July through December 2014 was 4.39%.